Write-Downs of Long-Lived Assets	12 Months Ended
Mar. 31, 2017
Write-Downs of Long-Lived Assets

26. Write-Downs of Long-Lived Assets

The Company and its subsidiaries perform tests for recoverability on long-lived assets classified as held and used for which events or changes in circumstances indicated that the assets might be impaired. The Company and its subsidiaries consider an asset’s carrying amount as not recoverable when such carrying amount exceeds the undiscounted future cash flows estimated to result from the use and eventual disposition of the asset. The net carrying amount of assets not recoverable is reduced to fair value if lower than the carrying amount.

As of March 31, 2016 and 2017, the long-lived assets classified as held for sale in the accompanying consolidated balance sheets are as follows.

	Millions of yen
	2016	2017
Investment in operating leases	¥70,300	¥32,283
Property under facility operations	2,811	1,977
Other assets	9,959	2,508

The long-lived assets classified as held for sale as of March 31, 2016 are included in Real Estate segment, Investment and Operation segment and Overseas Business segment. The long-lived assets classified as held for sale as of March 31, 2017 are included in Corporate Financial Services segment, Maintenance Leasing segment, Real Estate segment, Investment and Operation segment and Overseas Business segment.

The Company and its subsidiaries determine the fair value using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers, based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate.

During fiscal 2015, 2016 and 2017, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥34,887 million, ¥13,448 million and ¥9,134 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

Fiscal Year ended March 31, 2015	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Office buildings	¥4,805	3	¥9,172	6
Commercial facilities other than office buildings	0	0	3,832	3
Condominiums	0	0	621	1
Land undeveloped or under construction	586	4	2,797	4
Others*	0	—	13,074	—

Total	¥5,391	—	¥29,496	—

	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows

Fiscal Year ended March 31, 2016	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Office buildings	¥2,183	5	¥5,855	6
Commercial facilities other than office buildings	502	2	1,559	3
Condominiums	780	1	0	0
Land undeveloped or under construction	22	1	0	0
Others*	2,353	—	194	—

Total	¥5,840	—	¥7,608	—

	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows

Fiscal Year ended March 31, 2017	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Office buildings	¥68	1	¥1,239	5
Commercial facilities other than office buildings	1,316	3	2,082	5
Condominiums	317	1	69	1
Land undeveloped or under construction	0	0	786	5
Others*	2,215	—	1,042	—

Total	¥3,916	—	¥5,218	—

*	For the “Others”, the number of properties are omitted. Write-downs of long-lived assets for fiscal 2015 include write-downs of ¥7,737 million of golf courses. Write-downs of long-lived assets for fiscal 2016 include write-downs of ¥2,338 million of aircraft. Write-downs of long-lived assets for fiscal 2017 include write-downs of ¥1,156 million of aircraft.

Breakdowns of these amounts by segment are provided in Note 34 “Segment Information.”